Declaration of Distributions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Declaration of Distributions [Abstract]
Declaration of Distributions
14.     Declaration of Distributions
On March 30, 2020, the Board elected to change from a quarterly to a monthly declaration of distributions commencing in April 2020 in order to give the Board maximum flexibility due to the review of a prior potential strategic transaction and to monitor and evaluate the situation related to the financial impact of
COVID-19
pandemic. As noted elsewhere, the Company is continuing to closely monitor the impact of the
COVID-19
pandemic and believes it is prudent to continue to employ a more conservative cash management strategy due to the current environment. In light of these considerations, on June 15, 2020, July 28, 2020, August 25, 2020 and September 29, 2020, the Board declared cash distributions in the amount of $0.000956284 per day ($0.35 per share annualized), subject to adjustments for class-specific expenses, per Class E share, Class T share, Class S share, Class D share, Class I share, Class A share, Class AA share and Class AAA share of common stock, for stockholders of such classes as of the close of each business day of the period from July 1, 2020 through July 31, 2020, from August 1, 2020 through August 31, 2020, from September 1, 2020 through September 30, 2020, and October 1, 2020 through October 31, 2020, respectively. The Company paid such distributions to each stockholder of record on August 3, 2020, September 1, 2020, October 1, 2020, and November 2, 2020, respectively.

16.	Declaration of Distributions
During the quarter ended December 31, 2019, the Company paid cash distributions in the amount of $0.001506849 per day, per Class E share, Class T share, Class S share, Class D share, Class I share, Class A share, Class AA share and Class AAA share of common stock and stock distributions in the amount of $0.000273973 worth of shares per day, per Class E share, Class T share, Class S share, Class D share, Class I share, Class A share, Class AA share and Class AAA share of common stock for stockholders of such classes as of the close of business on each day during the period from October 1, 2019 through December 31, 2019. Such distributions were paid on a monthly basis, on or about the first day of the month, for the month then-ended.
On December 18, 2019, the Board declared cash distributions in the amount of $0.001502732 per day, subject to adjustments for class-specific expenses, per Class E share, Class T share, Class S share, Class D share, Class I share, Class A share, Class AA share and Class AAA share of common stock for stockholders of such classes as of the close of business on each day during the period from January 1, 2020 through March 31, 2020.
The Board also declared a stock distribution at a monthly rate of $0.008333333 worth of shares per Class E share, Class T share, Class S share, Class D share, Class I share, Class A share, Class AA share and Class AAA share of common stock, $0.001 par value per share, (equivalent to a $0.10 per share annualized stock distribution), for stockholders of record at the close of business on February 3, 2020, March 2, 2020, and April 1, 2020. The Company will pay such stock distributions to each stockholder of record at such time after each record date as determined by the Company’s Chief Executive Officer.